Loans and borrowings (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022
Loans and borrowings
Current	$ 58,266	$ 68,909	[1]	$ 786
Non-current	344,925	379,966	[1]
Total	403,191	448,875		786
Mezzanine debt facility
Loans and borrowings
Non-current	95,003	85,567
Senior syndicated facility agreement
Loans and borrowings
Current	38,644	53,240
Non-current	116,032	154,676
Copper purchase agreement
Loans and borrowings
Current	10,275	6,414
Non-current	75,636	78,404
Silver purchase agreement
Loans and borrowings
Current	9,347	9,255
Non-current	$ 58,254	$ 61,319
Promissory note - related party
Loans and borrowings
Current				$ 786

[1]	*Refer to Note 26 for the details of restatement of comparatives upon the finalization of purchase price allocation.